FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: April 30

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record

Nuveen High Yield Municipal Bond Fund

ROCK-TENN COMPANY

Ticker:	RKT	Security ID:	772739207
Meeting Date:	JAN 25, 2013	Meeting Type:	Annual
Record Date:	NOV 30, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director G. Stephen Felker	For	For	Management
1.2	Elect Director Lawrence L. Gellerstedt, III	For	For	Management
1.3	Elect Director John W. Spiegel	For	For	Management
2	Amend Executive Incentive Bonus Plan	For	For	Management
3	Ratify Auditors	For	For	Management
4	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management
5	Declassify the Board of Directors	Against	For	Shareholder

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Trust

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 19, 2013